Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Balances and Transactions With Related Parties

11.  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between the companies belonging to the Group have been eliminated on consolidation and are not itemized in this note.

As of the date of these financial statements, no guarantees have been given or received nor has any allowance for bad or doubtful accounts been recorded with respect to receivable balances for related party transactions.

The controlling shareholder of the Company is the Italian corporation Enel S.p.A.

11.1 Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2020 and 2019 are as follows:

a)	Receivables from related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	145		—
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	543	119		—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	More than 90 days	—	254		—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	1,003	1,027		—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	—	38		—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	243	421		—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	16	17		—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	ARS	Other services	Less than 90 days	—	4		—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	—	101		—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	265	188		—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1	36		—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	18	18		—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,289	1,288		—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	COP	Other services	Less than 90 days	—	29		—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	86	115		—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	46	53		—
Foreign	Enel Energia S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	—	81		—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	102	47		—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	105	67		—
Foreign	Energética Monzon S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	—	445		—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	133	501		—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PEN	Other services	Less than 90 days	33	37		—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	US$	Other services	Less than 90 days	93			—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	PEN	Other services	Less than 90 days	43	41		—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	2,271	2,853		—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Energy sales	Less than 90 days	—	8		—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	709	675		—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	—	325		—
Foreign	SACME	Argentina	Associated	ARS	Other services	Less than 90 days	7	13	32	68
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	430	882		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	—	97		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	7	—		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	2,377	1,792		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other services	Less than 90 days	222	46		—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	802	746		—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	22	22		—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	92	15		—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	2	2		—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	3,208	2,684		—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Tolls	Less than 90 days	17	15		—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy sales	Less than 90 days	32,544	1,122		779
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	22	—		—
Foreign	E-Distributie Muntenia	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	58	—		—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other services	Less than 90 days	141	—		—
		Total					46,950	16,369	32	847

b)	Accounts payable to related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	3,685	2,830	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	3,702	336	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	252	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	67	57	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable	More than 90 days	145	—	144,391	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	US$	Loans payable	More than 90 days	150,269	—	—	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	BRL	Other services	More than 90 days	745	—	—	—
Foreign	Endesa Latinoamérica S.A.	Argentina	Common Immediate Parent	ARS	Dividends	Less than 90 days	—	18	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	217	221	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Engineering services	Less than 90 days	25	—	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	8	11	—	—
Foreign	Enel Sole	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,116	1,259	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	31,107	33,938	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,348	2,167	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	16,858	—	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	—	1,117	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Purchase of materials	Less than 90 days	1,501	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	9,063	8,504	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Technical services	Less than 90 days	51,334	50,841	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	IT services	Less than 90 days	3,417	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	CLP	Dividends	Less than 90 days	160,914	277,267	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,129	30,186	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4	11,695	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	1,547	11,702	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	54	212	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1,321	9,934	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	7,113	1,424	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	2,978	4,883	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	COP	Other services	Less than 90 days	—	63	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	629	506	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	8,196	4,434	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	942	—	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	3,967	2,350	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	304	1,462	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	785	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	2,586	1,958	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,394	1,295	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	BRL	Other services	Less than 90 days	—	223	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	318	122	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	—	87	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	15,279	3,581	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	6,755	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	892	547	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	220	141	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	704	464	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	US$	Technical services	Less than 90 days	18	23	—	—
Foreign	Cesi S.P.A.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	52	48	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Energy purchases	Less than 90 days	1,328	1,672	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	70	153	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Energy purchases	Less than 90 days	2,637	1,549	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	16	7	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	1	38	—	—
Foreign	SACME	Argentina	Associated	ARS	Other services	Less than 90 days	163	229	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	1,583	3,237	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	2,126	3,518	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	IT services	Less than 90 days	631	806	—	—
Foreign	Yacylec S.A.	Argentina	Associated	ARS	Other services	Less than 90 days	11	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	766	902	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	345	205	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	240	272	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	Less than 90 days	—	552	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	780	412	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Engineering services	Less than 90 days	1,777	945	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	—	212	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	4	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	430	387	—	—
76.924.079-9	Enel X Chile S.P.A	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	—	1	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy purchases	Less than 90 days	33,395	12,577	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	1,182	931	—	—
Foreign	Energética Monzon S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	24	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	6,110	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	34,999	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	12,885	—	—	—
Foreign	Servizio Elettrico Nazionale SpA	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	146	—	—	—
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	3	—	—	—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other services	Less than 90 days	510	—	—	—
		Total					597,122	494,511	144,391	—

c)    Significant transactions and effects on profit or loss:

As of December 31, 2020, 2019 and 2018 the significant transactions with related companies that are not consolidated, are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2020 ThUS$	12-31-2020 ThUS$	12-31-2018 ThUS$
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Management services and other	(7,158)	(7,707)	(8,128)
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Financial expenses	(2,441)	(127,977)	(43,873)
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	IT services	(7,418)	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Technical services	(30,448)	(16,685)	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	Technical services	(7,268)	(3,536)	(5,561)
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy sales	54,158	1,134	24,333
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy purchases	(147,841)	(93,299)	(126,627)
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Electricity tolls	215	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Other services	(1,472)	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	Other services	839	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	Other services	1,993	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	Energy purchases	(2,913)	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	Energy sales	66	—	—
Foreign	Enel Green Power Colombia S.A.S	Spain	Common Immediate Parent	Energy purchases	(8,483)	(7,156)	—
Foreign	Enel Green Power S.P.A	Italy	Common Immediate Parent	Technical services	(3,757)	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	IT services	(758)	(12,278)	(12,211)
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	Technical services	—	(6,778)	(4,158)
Foreign	Enel S.P.A.	Italy	Parent	Other services	(4,045)	(2,827)	(1,077)
Foreign	Enel S.P.A.	Italy	Parent	Technical services	(11,542)	(11,554)	(2,083)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical services	(2,852)	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	Other services	(31)	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	IT services	(7,051)	—	—

d)    Significant transactions Enel Américas:

>

On September 26, 2018, Enel Finance International NV executed with Enel Brasil a credit agreement in reais for the amount of BRL 9,400 million, which was actually disbursed on October 5, 2018 at a fixed interest rate of 7.676% a year and was not secured by any collateral, with a single repayment of principal and interest at maturity on July 2, 2019. The funds were used for the prepayment of promissory notes held by Enel Brasil and Enel Sudeste issued for the purchase of Eletropaulo, currently Enel Distribución Sao Paulo.  The debt was paid off on the maturity date, of July 2, 2019.

>

On December 14, 2018, Enel Finance International NV executed with Enel Distribución Ceará a credit agreement in reais for the amount of BRL 300 million, which was disbursed on December 18, 2018, at a fixed annual interest rate of 8% for one year, with no guarantees provided and with a single principal and interest payment on the maturity date of December 18, 2019 (1 year term). The funds of this financing were used for working capital and it was paid off on its maturity date.

>

On December 14, 2018, Enel Finance International NV executed with Enel Distribución Sao Paulo, a credit agreement in reais for the amount of BRL 420 million, which was disbursed on December 18, 2018, at a fixed annual interest rate of 8% for one year, with no guarantees provided and with a single principal and interest payment on the maturity date of December 18, 2019 (1 year term). The funds of this financing were used for working capital and it was terminated on its maturity date.

>

On May 20, 2020, Enel Américas S.A. formalized and completely used, a committed revolving credit facility with Enel Finance International N.V. for a total of US$150 million at a variable interest rate of LIBOR 1M, 3M or 6M plus a 1.35% margin, with monthly, quarterly or biannual interest payments with expiration date of May 20, 2021. This revolving credit facility has no guarantees. As of December 31, 2020, this facility was fully drawn.

>

On June 17, 2020, Enel Finance International NV entered into a revolving credit agreement with Enel Brasil S.A. denominated in Brazilian reais for an amount of BRL 800 million at a variable interest rate and with a maturity date of June 12, 2021. As of December 31, 2020, this revolving credit facility has not been drawn.

>

On December 21, 2020, Enel Finance International NV formalized an unsecured loan agreement with Enel Distribución Río, denominated in Brazilian reais, in the amount of BRL 750 million, at a fixed interest rate of 3.4%, with payments of interest made annually to be paid in full on the maturity date, January 22, 2024 , which is the date when its principal and interest amortize.

11.2 Board of directors and key management personnel

The Company is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors as of December 31, 2020 was elected at the General Shareholders Meeting held on April 30, 2019, and is composed of the following members:

>	Mr. Francisco de Borja Acha Besga
>	Mr. José Antonio Vargas Lleras
>	Mr. Enrico Viale
>	Mr. Hernán Somerville Senn
>	Mr. Patricio Gómez Sabaini
>	Mr. Domingo Cruzat Amunátegui

On November 9, 2020, Mr. Livio Gallo resigned as Director of the Company and, to date, the Board of Directors has not appointed a replacement. According to the provisions of Law  18,046 (the Chilean Corporations Law), during the next Ordinary Shareholders’ Meeting held by the Company, the entire Board of Directors must be renewed.

At the Board of Directors’ meeting held on April   29, 2016, Mr. Francisco de Borja Acha Besga was appointed as Chairman of the Board, Mr. José Antonio Vargas Lleras was appointed as Vice Chairman of the Board and Mr.   Domingo Cruzat Amunátegui was appointed as Secretary of the Board.

Likewise, at the same Board of Directors Meeting, the Directors’ Committee was elected under the requirements of Law 18,046 (the Chilean Corporations Law) and the Sarbanes-Oxley Act. The Directors’ Committee is composed of the following independent directors: Mr.   Hernán Sommerville Senn (as Chairman), Mr.   Patricio Gómez Sabaini and Mr.   Domingo Cruzat Amunátegui (as Secretary).

The Board of Directors determined that Mr. Hernan Sommerville Senn is a financial expert for the Directors’ Committee of the Company.

a) Accounts receivable and payable and other transactions

•	Accounts receivable and payable

There are no outstanding amounts receivable or payable between the Company and the members of the Board of Directors and key management personnel.

•	Other transactions

No transactions other than the payment of compensation has taken place between the Company and the members of the Board of Directors and key management personnel.

b) Compensation for directors

In accordance with Article 33 of Law No. 18,046 (the Chilean Corporations Law) governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of the Company.

The compensation consists of paying each member of the Board of Directors monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended. The breakdown of this compensation is as follows:

>	UF 216 as a fixed monthly fee, and
>	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the remuneration of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Américas participates in more than one Board of Directors of domestic or foreign subsidiaries and / or affiliates or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Américas has a direct or indirect interest, he/she may receive remuneration only in one of said Boards of Directors or Management Boards.

The executive officers of Enel Américas S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors in any of the domestic or foreign Enel Américas’ subsidiaries, affiliates or investee in any way. Therefore, said remunerations or per diem allowances may be received by the executive officers as long as this is previously and expressly authorized as an advance of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid  monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

>	UF 72 as a fixed monthly fee, in any event, and
>	UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding fiscal year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2020, 2019 and 2018:

			December 31, 2020
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2020	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2020	—	—	—
Foreigner	Enrico Viale	Director	January - December 2020	—	—	—
Foreigner	Livio Gallo	Director	January - November 2020	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2020	143	—	47
Foreigner	Patricio Gómez Sabaini	Director	January - December 2020	143	—	47
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2020	143	—	47
	TOTAL			429	—	141

			December 31, 2019
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2019	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2019	—	—	—
Foreigner	Enrico Viale	Director	January - December 2019	—	—	—
Foreigner	Livio Gallo	Director	January - December 2019	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2019	159	—	48
Foreigner	Patricio Gómez Sabaini	Director	January - December 2019	159	—	48
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2019	159	—	48
	TOTAL			477	—	144

			December 31, 2018
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2018	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2018	—	—	—
Foreigner	Enrico Viale	Director	January - December 2018	—	—	—
Foreigner	Livio Gallo	Director	January - December 2018	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2018	166	—	50
Foreigner	Patricio Gómez Sabaini	Director	January - December 2018	163	—	50
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2018	166	—	50
	TOTAL			495	—	150

c) Guarantees given by the Company in favor of the directors

No guarantees have been given to the directors.

11.3 Compensation of key management personnel

a) Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreigner	Aurelio Ricardo Bustilho de Oliveira (2)	Administration, Finance and Control Manager
10.560.169-7	Francisco Miqueles Ruz (3)	Planning and Control Manager
25.067.660-3	Simone Tripepi (4)	Enel X South America Manager
Foreigner	Raffaele Cutrignelli (5)	Internal Audit Manager
6.973.465-0	Domingo Valdés Prieto (5)	Attorney and Secretary of the Board

(1)	Mr. Maurizio Bezzeccheri assumed the position of Chief Executive Officer on August 1, 2018.
(2)	Mr. Aurelio Ricardo Bustilho de Oliveira assumed the position of Administration, Finance and Control Manager on October 1, 2018.
(3)	Mr. Francisco Miqueles Ruz assumed the position of Planning and Control Manager on February 26, 2020, replacing Mr. Paolo Pescarmona.
(4)	Mr. Simone Tripepi assumed the position of Enel X South America Manager on August 29, 2019.
(5)

Messrs. Raffaele Cutrignelli and Domingo Valdés Prieto, executive officers of Enel Américas, are paid exclusively by Enel Chile S.A. who is their employer, but they provide services to the Company by virtue of an intercompany contract between those companies.

Incentive plans for key management personnel

Enel Américas has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key management personnel is the following:

	For the years ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Remuneration	3,495	2,407	2,586
Short-term benefits for employees	148	106	21
Other long-term benefits - IAS	7	—	—
Total	3,650	2,513	2,607

b) Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

11.4 Compensation plans linked to share price

There are no payment plans granted to the Directors or key management personnel based on the share price of the Company.